CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ARS ($) $ in Thousands		Total	Total equity attributable to owners of the Bank	Share capital	Share premium	Inflation adjustment to share capital and premium	Fair value reserve	Share of OCI from associates and joint ventures	Legal reserve	Other reserves	Accumulated loss	Non- controlling interest
Beginning balance at Dec. 31, 2022		$ 3,223,922,646	$ 3,175,721,879	$ 612,710	$ 6,744,974	$ 1,189,710,008	$ (33,723,977)	$ 28,055	$ 856,159,164	$ 1,566,584,561	$ (410,393,616)	$ 48,200,767
Total comprehensive income for the year
- Profit or loss for the year		450,479,180	449,341,296								449,341,296	1,137,884
- Other comprehensive income (loss) for the year		601,295,336	599,360,962				599,360,962					1,934,374
Distribution of retained earnings as per the Shareholders' Meeting held
Legal reserve									104,952,420		(104,952,420)
Other reserves										419,809,678	(419,809,678)
Dividends in kind and cash	[1]	(223,089,193)	(223,089,193)							(223,089,193)
Subsidiary capital increase (Note 2.2.)		199,332										199,332
Ending balance at Dec. 31, 2023		4,052,807,301	4,001,334,944	612,710	6,744,974	1,189,710,008	565,636,985	28,055	961,111,584	1,763,305,046	(485,814,418)	51,472,357
Total comprehensive income for the year
- Profit or loss for the year		479,907,776	474,106,223								474,106,223	5,801,553
- Other comprehensive income (loss) for the year		(424,036,985)	(422,102,722)				(422,102,722)					(1,934,263)
Distribution of retained earnings as per the Shareholders' Meeting held
Legal reserve		0							94,270,211		(94,270,211)
Other reserves		0								377,080,843	(377,080,843)
Dividends in kind and cash	[2]	(667,608,056)	(667,608,056)							(667,608,056)
Ending balance at Dec. 31, 2024		3,441,070,036	3,385,730,389	612,710	6,744,974	1,189,710,008	143,534,263	28,055	1,055,381,795	1,472,777,833	(483,059,249)	55,339,647
Total comprehensive income for the year
- Profit or loss for the year		332,572,682	315,143,929								315,143,929	17,428,753
- Other comprehensive income (loss) for the year		(150,975,405)	(150,975,392)				(150,975,392)					(13)
Distribution of retained earnings as per the Shareholders' Meeting held
Legal reserve		0							92,936,708		(92,936,708)
Other reserves		0								371,746,831	(371,746,831)
Dividends in kind and cash	[3]	(117,621,440)	(117,621,440)							(117,621,440)
Acquisition of a subsidiary (Note 2.2.)		38,308,000										38,308,000
Ending balance at Dec. 31, 2025		$ 3,543,353,873	$ 3,432,277,486	$ 612,710	$ 6,744,974	$ 1,189,710,008	$ (7,441,129)	$ 28,055	$ 1,148,318,503	$ 1,726,903,224	$ (632,598,859)	$ 111,076,387

[1]	Dividends per share amounts to pesos 58.05 (in nominal values)
[2]	Dividends per share amounts to pesos 431.24 (in nominal values)
[3]	Dividends per share amounts to pesos 145.93 (in nominal values)